Borrowings - Disclosure of Facilities' Terms Schedule (Details) R in Millions, $ in Millions, $ in Billions	1 Months Ended
	Jun. 30, 2026 ZAR (R)	May 30, 2025 USD ($)	Feb. 28, 2023 USD ($)	May 30, 2022 ZAR (R)	Jun. 25, 2026 ZAR (R)	Jun. 25, 2026 USD ($)	Jun. 25, 2026 AUD ($)	May 30, 2022 USD ($)
R2.5 Billion Facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R				R 2,500
Term of facility				Five years
R2.5 Billion Facility - Sustainability Linked | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)				2.40%				2.40%
US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity								$ 400
Term of facility				Five years
R1.5 billion facility - Green Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R				R 1,500
Term of facility				Six years, six months
R1.5 billion facility - Green Term Loan | JIBAR
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)				2.65%				2.65%
US1.25 billion facility - Bridge Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity		$ 1,250
Term of facility		One year, six months
Loan origination fees related to the bridge facility capitalized | R	R 230
Senior Syndicated Facility
Disclosure of detailed information about borrowings [line items]
Term of facility			Five years
US500 million RCF
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity						$ 500
Term of facility	Three years
AUD500 million facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity							$ 0.5
Term of facility	Three years
R4 billion RCF
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R					R 4,000
Term of facility	Three years
R3 billion Green Term Loan
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity | R					R 3,000
Term of facility	Six years, six months
Term loan | US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity								$ 100
Term loan | US$400 million facility - Sustainability Linked | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)				2.85%				2.85%
Term loan | US1.25 billion facility - Bridge Facility | Secured Overnight Financing Rate (SOFR) | Due between 0 to six months (c)
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)		2.00%
Term loan | US1.25 billion facility - Bridge Facility | Secured Overnight Financing Rate (SOFR) | Next six months
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)		2.80%
Term loan | US1.25 billion facility - Bridge Facility | Secured Overnight Financing Rate (SOFR) | Last six months
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)		4.00%
Term loan | Senior Syndicated Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 205
Term loan | Senior Syndicated Facility | Secured Overnight Financing Rate (SOFR) | Floor
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)			2.50%
Term loan | Senior Syndicated Facility | Secured Overnight Financing Rate (SOFR) | Cap
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)			3.00%
Term loan | AUD500 million facility | Bank Bill Swap Rate (BBSY)
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)					2.50%	2.50%	2.50%
Term loan | R3 billion Green Term Loan | South African Rand Overnight Index Average (ZARONIA)
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)					2.20%	2.20%	2.20%
Revolving credit facility | US$400 million facility - Sustainability Linked
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity								$ 300
Revolving credit facility | US$400 million facility - Sustainability Linked | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)				2.70%				2.70%
Revolving credit facility | Senior Syndicated Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity			$ 125
Revolving credit facility | Senior Syndicated Facility | Secured Overnight Financing Rate (SOFR) | Floor
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)			2.50%
Revolving credit facility | Senior Syndicated Facility | Secured Overnight Financing Rate (SOFR) | Cap
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)			3.00%
Revolving credit facility | US500 million RCF | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)					2.20%	2.20%	2.20%
Revolving credit facility | AUD500 million facility | Bank Bill Swap Rate (BBSY)
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)					2.20%	2.20%	2.20%
Revolving credit facility | R4 billion RCF | South African Rand Overnight Index Average (ZARONIA)
Disclosure of detailed information about borrowings [line items]
Interest charge (as a percent)					2.00%	2.00%	2.00%